PROVISION FOR ENVIRONMENTAL REHABILITATION - Disclosure of provision for environmental rehabilitation (Details) - Provision for decommissioning, restoration and rehabilitation costs [Member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance at January 1	$ 87,571	$ 78,983
Change in estimates	28,163	12,087
Accretion	367	373
Settlements	(2,775)	(3,846)
Foreign exchange differences	399	(26)
Ending balance at December 31	$ 113,725	$ 87,571